Basis of Presentation and Summary of Significant Accounting Policies Additional Information (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Jan. 01, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Property, Plant and Equipment [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			50.00%
Management and franchise contracts, net		$ 817	$ 872	$ 953
Accounting standards update 2014-09
Property, Plant and Equipment [Line Items]
Management and franchise contracts, net				$ 44
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					$ 212	$ 212
Accounting Standards Update 2016-02 [Member]
Property, Plant and Equipment [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ 256	$ (256)
Income Tax Effects Allocated Directly to Equity, Cumulative Effect of Change in Accounting Principle	81
Accounting standards update 2018-02
Property, Plant and Equipment [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets			$ 0
Employee Stock Option [Member]
Property, Plant and Equipment [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years	3 years
Performance Shares [Member]
Property, Plant and Equipment [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			zero percent to 200 percent
EBITDA CAGR [Member]
Property, Plant and Equipment [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
Free cash flow CAGR [Member]
Property, Plant and Equipment [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Property, Plant and Equipment [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		2 years	2 years
Minimum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			8 years
Minimum [Member] | Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			3 years
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			3 years
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Property, Plant and Equipment [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years	3 years
Maximum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			40 years
Maximum [Member] | Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			8 years
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			5 years
Management contracts [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life			13 years
Management contracts [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life			16 years
Management contract acquisition costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life			20 years
Management contract acquisition costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life			30 years
Franchise contracts [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life			12 years
Franchise contracts [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life			13 years
Franchise contract acquisition costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life			10 years
Franchise contract acquisition costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life			20 years
Lease Agreements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life			12 years
Lease Agreements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life			35 years
Hilton Honors Intangible [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life			16 years
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life			3 years
Accumulated other comprehensive loss | Accounting standards update 2018-02
Property, Plant and Equipment [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets			$ 16
Assets [Member] | Minimum [Member] | Accounting Standards Update 2016-02 [Member]
Property, Plant and Equipment [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	900
Assets [Member] | Maximum [Member] | Accounting Standards Update 2016-02 [Member]
Property, Plant and Equipment [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	1,100
Liability [Member] | Minimum [Member] | Accounting Standards Update 2016-02 [Member]
Property, Plant and Equipment [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	1,200
Liability [Member] | Maximum [Member] | Accounting Standards Update 2016-02 [Member]
Property, Plant and Equipment [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ 1,400